Quarterly Holdings Report
for
Fidelity Freedom® Blend Funds
Fidelity Freedom® Blend 2050 Fund
December 31, 2022
FBF-Y50-NPRT3-0323
1.9892478.104
U.S. Treasury Obligations - 0.2%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 3.29% to 4.39% 1/5/23 to 3/30/23 (b) (Cost $1,663,067)	1,670,000	1,663,452

Domestic Equity Funds - 49.8%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (c)	12,274,227	122,496,781
Fidelity Series Commodity Strategy Fund (c)	79,281	8,351,427
Fidelity Series Large Cap Growth Index Fund (c)	5,711,405	77,275,306
Fidelity Series Large Cap Stock Fund (c)	5,179,859	85,623,070
Fidelity Series Large Cap Value Index Fund (c)	11,547,796	159,244,106
Fidelity Series Small Cap Opportunities Fund (c)	3,347,917	39,070,187
Fidelity Series Small Capital Core Fund (c)	27,739	271,562
Fidelity Series Value Discovery Fund (c)	3,973,272	58,645,493
TOTAL DOMESTIC EQUITY FUNDS (Cost $587,433,007)		550,977,932

International Equity Funds - 41.8%
	Shares	Value ($)
Fidelity Series Canada Fund (c)	2,511,742	32,979,170
Fidelity Series Emerging Markets Fund (c)	2,016,602	15,608,500
Fidelity Series Emerging Markets Opportunities Fund (c)	8,996,192	140,520,511
Fidelity Series International Growth Fund (c)	5,138,936	73,281,227
Fidelity Series International Index Fund (c)	2,980,163	30,546,670
Fidelity Series International Small Cap Fund (c)	1,528,845	22,688,067
Fidelity Series International Value Fund (c)	7,282,958	73,048,070
Fidelity Series Overseas Fund (c)	6,731,805	73,107,400
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $508,097,672)		461,779,615

Bond Funds - 7.3%
	Shares	Value ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (c)	133,102	1,024,883
Fidelity Series Emerging Markets Debt Fund (c)	785,564	5,766,038
Fidelity Series Emerging Markets Debt Local Currency Fund (c)	219,177	1,904,644
Fidelity Series Floating Rate High Income Fund (c)	123,990	1,088,629
Fidelity Series High Income Fund (c)	709,930	5,722,040
Fidelity Series Long-Term Treasury Bond Index Fund (c)	10,768,525	63,103,556
Fidelity Series Real Estate Income Fund (c)	224,157	2,116,041
TOTAL BOND FUNDS (Cost $102,036,804)		80,725,831

Short-Term Funds - 0.9%
	Shares	Value ($)
Fidelity Cash Central Fund 4.37% (d)	1,947,130	1,947,520
Fidelity Series Government Money Market Fund 4.35% (c)(e)	2,203,472	2,203,472
Fidelity Series Short-Term Credit Fund (c)	6,520	62,262
Fidelity Series Treasury Bill Index Fund (c)	601,875	5,988,661
TOTAL SHORT-TERM FUNDS (Cost $10,203,979)		10,201,915

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,209,434,529)	1,105,348,745
NET OTHER ASSETS (LIABILITIES) - 0.0%	95,458
NET ASSETS - 100.0%	1,105,444,203

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	153	Mar 2023	17,181,422	(45,240)	(45,240)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	26	Mar 2023	2,806,172	(19,882)	(19,882)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	49	Mar 2023	6,581,313	14,463	14,463

TOTAL PURCHASED					(50,659)

Sold

Equity Index Contracts
CME Micro E-mini S&P 500 Index Contracts (United States)	44	Mar 2023	8,494,200	237,246	237,246
MSCI EAFE Index Future (United States)	50	Mar 2023	4,873,500	78,523	78,523
MSCI Emerging Markets Index Future (United States)	77	Mar 2023	3,693,690	34,875	34,875

TOTAL SOLD					350,644

TOTAL FUTURES CONTRACTS					299,985
The notional amount of futures purchased as a percentage of Net Assets is 2.5%
The notional amount of futures sold as a percentage of Net Assets is 1.5%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,663,452.
(c)	Affiliated Fund
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.37%	439,721	12,264,383	10,756,584	18,909	-	-	1,947,520	0.0%
Total	439,721	12,264,383	10,756,584	18,909	-	-	1,947,520

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	1,061,285	262,593	75,681	63,689	(3,343)	(219,971)	1,024,883
Fidelity Series Blue Chip Growth Fund	114,508,461	55,685,129	8,044,758	3,932,053	(2,896,370)	(36,755,681)	122,496,781
Fidelity Series Canada Fund	34,597,406	8,846,578	5,049,949	1,039,829	(247,778)	(5,167,087)	32,979,170
Fidelity Series Commodity Strategy Fund	15,681,196	12,245,366	9,962,558	8,452,116	(2,289,401)	(7,323,176)	8,351,427
Fidelity Series Corporate Bond Fund	1,138,644	56,601	1,134,301	5,029	(64,136)	3,192	-
Fidelity Series Emerging Markets Debt Fund	5,168,930	1,367,386	189,813	227,611	(30,567)	(549,898)	5,766,038
Fidelity Series Emerging Markets Debt Local Currency Fund	1,748,411	356,933	144,383	-	(24,694)	(31,623)	1,904,644
Fidelity Series Emerging Markets Fund	14,629,146	4,863,291	1,441,623	391,409	(425,541)	(2,016,773)	15,608,500
Fidelity Series Emerging Markets Opportunities Fund	134,708,093	41,521,036	15,470,797	3,372,094	(6,687,225)	(13,550,596)	140,520,511
Fidelity Series Floating Rate High Income Fund	1,057,166	339,353	260,426	50,320	(5,673)	(41,791)	1,088,629
Fidelity Series Government Bond Index Fund	1,667,383	75,017	1,690,193	3,502	(57,439)	5,232	-
Fidelity Series Government Money Market Fund 4.35%	-	3,068,482	865,010	11,010	-	-	2,203,472
Fidelity Series High Income Fund	6,421,886	1,366,967	1,353,209	273,210	(95,189)	(618,415)	5,722,040
Fidelity Series International Growth Fund	69,221,096	18,716,591	5,075,441	2,487,050	(1,293,533)	(8,287,486)	73,281,227
Fidelity Series International Index Fund	29,383,849	7,570,372	3,600,224	798,771	(408,623)	(2,398,704)	30,546,670
Fidelity Series International Small Cap Fund	21,583,450	5,772,438	771,388	1,346,099	(245,932)	(3,650,501)	22,688,067
Fidelity Series International Value Fund	69,900,297	19,631,310	11,082,307	2,435,699	(668,789)	(4,732,441)	73,048,070
Fidelity Series Investment Grade Bond Fund	1,760,754	83,718	1,775,781	6,359	(73,349)	4,658	-
Fidelity Series Investment Grade Securitized Fund	1,179,957	55,318	1,201,983	2,542	(36,739)	3,447	-
Fidelity Series Large Cap Growth Index Fund	72,160,302	29,080,150	5,517,167	987,094	(394,330)	(18,053,649)	77,275,306
Fidelity Series Large Cap Stock Fund	80,497,782	25,622,078	9,952,244	5,007,126	(921,246)	(9,623,300)	85,623,070
Fidelity Series Large Cap Value Index Fund	154,095,566	37,088,945	16,101,128	5,679,738	(796,921)	(15,042,356)	159,244,106
Fidelity Series Long-Term Treasury Bond Index Fund	56,822,979	24,838,392	4,062,387	1,183,786	(918,073)	(13,577,355)	63,103,556
Fidelity Series Overseas Fund	69,598,166	17,320,310	4,446,400	1,309,775	(981,385)	(8,383,291)	73,107,400
Fidelity Series Real Estate Income Fund	3,782,343	1,376,500	2,465,662	250,983	(212,861)	(364,279)	2,116,041
Fidelity Series Short-Term Credit Fund	-	61,940	-	203	-	322	62,262
Fidelity Series Small Cap Opportunities Fund	38,725,938	9,332,910	3,423,553	1,858,707	(439,208)	(5,125,900)	39,070,187
Fidelity Series Small Capital Core Fund	-	271,562	-	-	-	-	271,562
Fidelity Series Treasury Bill Index Fund	-	6,885,696	893,760	36,319	(890)	(2,385)	5,988,661
Fidelity Series Value Discovery Fund	56,971,338	14,147,362	8,101,875	3,030,888	(401,760)	(3,969,572)	58,645,493
	1,058,071,824	347,910,324	124,154,001	44,243,011	(20,620,995)	(159,469,379)	1,101,737,773

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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